Financial Risk Management and Policies (Details) - Schedule of capital management - Previously stated [member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management and Policies (Details) - Schedule of capital management [Line Items]
Borrowings	$ 182,781,617	$ 187,014,715	$ 88,700,137
Lease liability	89,781,180	87,511,733	30,779,138
Less: Cash and cash		(20,989,970)	(19,830,771)
equivalents		253,536,478	99,648,504
Net debt	271,110,481	52,545,053	50,258,618
Total capital	$ 78,491,436	$ 306,081,531	$ 149,907,122
Capital and net debt		83.00%	66.00%